As filed with the Securities and Exchange Commission on March 16, 2001.

--------------------------------------------------------------------------------

                                                             File Nos. 033-35412
                                                                       811-06116

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 32
                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 39

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                        NORTHBROOK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        NORTHBROOK LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

CHARLES M. SMITH, JR., ESQUIRE               DANIEL J. FITZPATRICK, ESQUIRE
NORTHBROOK LIFE INSURANCE COMPANY            DEAN WITTER REYNOLDS INC.
3100 SANDERS ROAD, SUITE J5B                 TWO WORLD TRADE CENTER
NORTHBROOK, ILLINOIS 60062                   NEW YORK, NEW YORK 10048


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     __ immediately  upon filing pursuant to paragraph (b) of Rule 485

     __ on (date)  pursuant to  paragraph  (b) of Rule 485

      X 60 days after  filing pursuant  to  paragraph  (a)(1)  of Rule 485

     __ on (date)  pursuant  to paragraph (a)(1) of Rule 485



IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[__] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of Interest in the Northbrook Variable Annuity Account II under Deferred Variable Annuity Contracts.

                                Explanatory Note

Registrant is filing this amendment ("Amendment") to add the Enhanced Earnings Death Benefit Plus Option ("new Option") to the Morgan Stanley Dean Witter Variable Annuity 3 contract ("Contract") described in the currently effective prospectus and Statement of Additional Information for that Contract. The new Option will be offered to new and existing Contract owners and may be selected on its own or in addition to any existing death or income benefit option. This Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                        NORTHBROOK LIFE INSURANCE COMPANY
                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                      SUPPLEMENT, DATED __________, TO THE
                  MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY 3
                          PROSPECTUS DATED MAY 2, 2000

This supplement describes the Enhanced Earnings Death Benefit Plus Option ("new Option") now available with the Morgan Stanley Dean Witter Variable Annuity 3 contract ("Contract") offered by Northbrook Life Insurance Company. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.


Your prospectus is amended as follows:

Page 2: Add the following to the Table of Contents after "Statement of Additional Information Table of Contents":

                  Appendix A                                           A-1


Page 3: Add the following to the list of "Important Terms":

                                                                       Page
                  Enhanced Earnings Death Benefit Plus Option          ___
                  Excess of Earnings Withdrawals                       ___
                  In-Force Premium                                     ___
                  In-Force Earnings                                    ___


Page 4: Insert the following after the first bullet under the "Expenses" heading:

     o If you select the Enhanced Earnings Death Benefit Plus Option, you would pay an additional mortality and expense risk charge of 0.15%, 0.25% or 0.35% (depending on the age of the oldest Contract owner(or Annuitant, if the Contract owner is a non-natural person) on the date we receive the completed application or written request to add the Option, whichever is later ("Rider Application Date")).


Page 7: Replace the section entitled "Variable Account Annual Expenses," with the following table:

     Variable Account Annual Expenses
     (As A Percentage Of Average Daily Net Asset Value
     Deducted From Each Variable Sub-Account)




------------------------------ --------------- --------------- -------------- --------------- ---------------

                                                  With the       With the        With the     With the Income
                               Basic Contract   Performance        Death          Income         and Death
                                               Death Benefit      Benefit        Benefit          Benefit
                                                   Option       Combination    Combination      Combination
                                                                  Option         Option 2         Option 2
------------------------------ --------------- --------------- -------------- --------------- ---------------
------------------------------ --------------- --------------- -------------- --------------- ---------------
Mortality and Expense Risk         1.25%           1.38%           1.49%          1.55%           1.75%
Charge
------------------------------ --------------- --------------- -------------- --------------- ---------------
------------------------------ --------------- --------------- -------------- --------------- ---------------
Administrative Expense Charge      0.10%           0.10%           0.10%          0.10%           0.10%
------------------------------ --------------- --------------- -------------- --------------- ---------------
------------------------------ --------------- --------------- -------------- --------------- ---------------
Total Variable Account Annual
Expenses                           1.35%           1.48%           1.59%          1.65%           1.85%
------------------------------ --------------- --------------- -------------- --------------- ---------------
-------------------------------------------------------------------------------------------------------------
If  the  Enhanced   Earnings   Death
Benefit  Plus Option is elected  with
the Base Contract or with one of the Options
listed above (assuming age is between 66 and 75
on Rider Application Date)*
-------------------------------------------------------------------------------------------------------------
------------------------------ --------------- --------------- -------------- --------------- ---------------
Mortality and Expense Risk         1.60%           1.73%           1.84%          1.90%           2.10%
Charge
------------------------------ --------------- --------------- -------------- --------------- ---------------
------------------------------ --------------- --------------- -------------- --------------- ---------------
Administrative Expense Charge      0.10%           0.10%           0.10%          0.10%           0.10%
------------------------------ --------------- --------------- -------------- --------------- ---------------
------------------------------ --------------- --------------- -------------- --------------- ---------------
Total Variable Account Annual
Expenses                           1.70%           1.83%           1.94%          2.00%           2.20%
------------------------------ --------------- --------------- -------------- --------------- ---------------


* The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.

Page 10: Replace "Example 1" with the following:

         EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

o    invested $1,000 in a Variable Sub-Account,

o    earned a 5% annual return on your investment,

o surrendered your Contract or you began receiving income payments for a specified period of less than 120 months at the end of each time period,

o    elected the Income and Death Benefit Combination Option 2, and

o elected the Enhanced Earnings Death Benefit Plus Option (assuming age of oldest Contract owner (or Annuitant, if the Contract owner is a non-natural person) is between 66 and 75 on the Rider Application Date).

THE EXAMPLE ASSUMES THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ABOVE ARE IN EFFECT FOR THE TIME PERIODS PRESENTED BELOW. THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


[TABLE TO BE FILED BY AMENDMENT]


Page 11:          Replace "Example 2" with the following:

         EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.


[TABLE TO BE FILED BY AMENDMENT]



Replace the paragraph following "Example 2" with the following:

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE ABOVE EXAMPLES ASSUME THE ELECTION OF BOTH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (ASSUMING AGE OF OLDEST CONTRACT OWNER (OR ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS BETWEEN 66 AND 75 ON THE RIDER APPLICATION DATE) AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2, WITH A MORTALITY AND EXPENSE RISK CHARGE OF 2.10%. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED UPON AN ASSUMED AVERAGE CONTRACT SIZE OF $45,000.


Page 16: Replace the third paragraph under the heading "Accumulation Unit Value" with the following:

     We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine separate sets of Accumulation Unit Values that reflect the cost of the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, the Income and Death Benefit Combination Option 2, and the Enhanced Earnings Death Benefit Plus Option (for each of the three age brackets) with the base Contract and with each of the other Options available under the Contract.


Page 22:  Insert  the  following  after the first  paragraph  under the  heading
     "Mortality and Expense Risk Charge":


     If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the Option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-natural person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-natural person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the Option.



Page 28: Replace the first paragraph under "Death Benefit Options" with the following:

     The Performance Death Benefit Option, Death Benefit Combination Option, Income and Death Benefit Combination Option 2, and Enhanced Earnings Death Benefit Plus Option are optional benefits that you may elect. If the Contract owner is a natural person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these options apply only on the death of the Annuitant. For Contracts with the Performance Death Benefit Option, Death Benefit Combination Option, and Income and Death Benefit Combination Option 2, the death benefit will be the greater of Death Benefit Amounts (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Plus Option, the death benefit will be increased as described on page __ below. The death benefit options may not be available in all states.



Page 28: Insert the following  section at the end of the section entitled "Death
     Benefit Options:"

         ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION

     If the oldest Contract owner (or Annuitant if the Contract owner is a non-natural person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this Option at any time.

     The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-natural person) for reasons other than death.

     Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-natural person) is age 55 or younger on the Rider Application Date, the death benefit is increased by:

     o the lesser of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-natural person) or 50% of In-Force Earnings.

     If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 56 and 65 on the date we receive the complete application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

     o the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-natural person) or 40% of In-Force Earnings.

     If the oldest Contract owner (or the Annuitant if the Contract owner is a non-natural person) is between the ages of 66 and 75 on the date we receive the complete application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

     o the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-natural person) or 25% of In-Force Earnings.

     For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

     In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made a part of your Contract ("Rider Date") plus all purchase payments made after the date the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

     In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

     An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

     We will calculate the Enhanced Earnings Death Benefit Plus as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under "Death Benefit Payments" below.

     The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

     For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.


     Page 29: Insert the following after the second sentence of the second paragraph:

     If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings
     Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the contract is continued, or if your spouse elects to terminate the Option. If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine the Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.

     Page __: Insert the following after the second  paragraph under the heading
          "Tax Qualified Contracts":

     THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit a death benefit, including that provided by the optional Enhanced Earnings Death Benefit Plus, from being provided under the Contracts when we issue the Contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, it is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the contract would not be viewed as satisfying the requirements of an IRA.

     It is also possible that the Enhanced Earnings Death Benefit Plus could be characterized as an incidental death benefit. If the Enhanced Earnings Death Benefit Plus were so characterized, this could result in currently taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.


Page 34:          Insert the following as Appendix A:

         CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT PLUS AMOUNT

 EXAMPLE 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Northbrook receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

 (A)   Contract Value:                                              $125,000.00
 (B)   Total Purchase Payments                                      $100,000.00
 (C)   Total Excess-of-Earnings Withdrawals:                              $0.00
 (D)   In-Force Premium:        (D) = (B) - (C)                     $100,000.00
 (E)   In-Force                 (E) = (A) - (D)                      $25,000.00
       Earnings:
 (F)   Cap:                     (F) = 100% * (D)                    $100,000.00
--------------------------------------------------------------------------------
 (G)   ENHANCED EARNINGS        (G) = MIN[50% * (E); (F)]            $12,500.00
       DEATH BENEFIT PLUS*:
--------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus Option would be 40% of the In-Force Earnings ($10,000.00).If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus Option would be 25% of the In-Force Earnings ($6,250.00).


EXAMPLE 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Northbrook receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

 (1)   Contract Value:                                              $105,000.00
 (2)   Total Purchase Payments:                                     $100,000.00
 (3)   Prior Excess-of-Earnings Withdrawals:                              $0.00
 (4)   In-Force Premium:                                            $100,000.00
 (5)   In-Force Earnings:       (5) = (1) - (4)                       $5,000.00
 (6)   Withdrawal Amount:                                            $10,000.00
 (7)   Excess-of-Earnings       (7) = (6) - (5) and cannot be         $5,000.00
       Withdrawal:              negative
 (8)   Total Excess-of-         (8) = (3) + (7)                       $5,000.00
       Earnings Withdrawals:

The calculation of the Enhanced Earnings Death Benefit Plus Option is:

 (A)   Contract Value:                                              $114,000.00
 (B)   In-Force Premium (before withdrawal):                        $100,000.00
 (C)   Total Excess-of-Earnings Withdrawals:                          $5,000.00
 (D)   In-Force Premium (after withdrawal):    (D) = (B) - (C)       $95,000.00
 (E)   In-Force Earnings:       (E) = (A) - (D)                      $19,000.00
 (F)   Cap:                     (F) = 100% * (D)                     $95,000.00
--------------------------------------------------------------------------------
 (G)   ENHANCED EARNINGS        (G) = MIN[50% * (E); (F)]             $9,500.00
       DEATH BENEFIT PLUS*:
--------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus Option would be 40% of the In-Force Earnings ($7,600.00).If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus Option would be 25% of the In-Force Earnings ($4,750.00).


EXAMPLE 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-natural person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Northbrook receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:


 (1)   Contract Value:                                              $130,000.00
 (2)   Contract Value on Rider Date:                                $110,000.00
 (3)   Prior Excess-of-Earnings Withdrawals:                              $0.00
 (4)   In-Force Premium                                             $110,000.00
 (5)   In-Force Earnings:       (5) = (1) - (4)                      $20,000.00
 (6)   Withdrawal Amount:                                            $50,000.00
 (7)   Excess-of-Earnings       (7) = (6) - (5) and cannot be        $30,000.00
       Withdrawal:              negative
 (8)   Total Excess-of-         (8) = (3) + (7)                      $30,000.00
       Earnings Withdrawals:

The calculation of the Enhanced Earnings Death Benefit Plus is:

 (A)   Contract Value:                                              $140,000.00
 (B)   In-Force Premium (before withdrawal and                      $110,000.00
       purchase payment):
 (C)   Total Excess-of-Earnings Withdrawals:                         $30,000.00
 (D)   Additional Purchase Payment:                                  $40,000.00
 (E)   In-Force Premium (after withdrawal and purchase              $120,000.00
       payment):
 (F)   In-Force Earnings:       (F) = (A) - (E)                      $20,000.00
 (G)   Cap:                     (G) = 50% * (E)                      $60,000.00
--------------------------------------------------------------------------------
 (H)   ENHANCED EARNINGS        (H) = MIN[25% * (F); (G)]             $5,000.00
       DEATH BENEFIT PLUS*:
--------------------------------------------------------------------------------


* If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus Option would be 50% of the In-Force Earnings ($10,000.00).If the oldest Owner (or Annuitant if the Contract owner is a non-natural person) had been between the ages of 56 and 65 on the Rider
Application Date, the Enhanced Earnings Death Benefit Plus Option would be 40% of the In-Force Earnings ($8,000.00).

PART B

                        NORTHBROOK LIFE INSURANCE COMPANY
                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                  SUPPLEMENT, DATED ______________ 2001, TO THE
                  MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY 3
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000


This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Morgan Stanley Dean Witter Variable Annuity 3 Contract ("Contract") offered by Northbrook Life Insurance Company ("Northbrook") to add the Enhanced Earnings Death Benefit Plus Option to the Contract.


Under the section entitled "Standardized Total Returns", add the following separate paragraph immediately after the sixth paragraph:

Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered to the public as of May 1, 2001. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for Variable Sub-Accounts for periods prior to the availability of the Enhanced Earnings Death Benefit Plus Option reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current charge for such features as if they had been available throughout the periods shown, as well as the withdrawal and contract maintenance charge.


Add the following tables to the performance tables under "Standardized Total Returns":



(WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONTRACT OWNER (OR
ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75))

                                                               10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONTRACT OWNER (OR
ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75) AND THE
PERFORMANCE DEATH BENEFIT OPTION)

                                                               10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONTRACT OWNER (OR
ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75) AND THE
DEATH BENEFIT COMBINATION OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONTRACT OWNER (OR
ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75) AND THE
INCOME BENEFIT COMBINATION OPTION 2)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONTRACT OWNER (OR
ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75) AND THE
INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------



Add  the  following  to the  seventh  paragraph  under  "Non-Standardized  Total
Returns":

     Contracts  with the Enhanced  Earnings Death Benefit Plus Option were first offered to the public as of May 1, 2001.  The  Variable  Sub-Accounts  were available  for  investment  prior to that  date.  Accordingly,  performance figures for Variable  Sub-Accounts for periods prior to the availability of the Enhanced  Earnings  Death  Benefit Plus Option  reflect the  historical performance of the Variable  Sub-Accounts,  adjusted to reflect the current charge for this feature as if it had been available  throughout the periods
     shown,   excluding  the  withdrawal   charge  but  including  the  contract
     maintenance charge.


Add the following tables to the performance tables under "Non-Standardized Total
Returns":



(WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONTRACT OWNER (OR
ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75))

                                                               10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONTRACT OWNER (OR
ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75) AND THE
PERFORMANCE DEATH BENEFIT OPTION)

                                                               10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONTRACT OWNER (OR
ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75) AND THE
DEATH BENEFIT COMBINATION OPTION)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONTRACT OWNER (OR
ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75) AND THE
INCOME BENEFIT COMBINATION OPTION 2)

                                                                10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONTRACT OWNER (OR
ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75) AND THE
INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

                                                               10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------



Insert the following after the first paragraph under the heading "Adjusted
Historical Total Returns":

     Where the returns included in the following tables give effect to the Enhanced Earnings Death Benefit Plus Option, the performance figures have been adjusted to reflect the current charge for the feature as if that feature had been available throughout the periods shown.


Add the following  tables to the performance  tables under "Adjusted  Historical
Total Returns":



(WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONTRACT OWNER (OR
ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75))

                                                               10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONTRACT OWNER (OR
ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75) AND THE
PERFORMANCE DEATH BENEFIT OPTION)

                                                               10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONTRACT OWNER (OR
ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75) AND THE
DEATH BENEFIT COMBINATION OPTION)

                                                               10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONTRACT OWNER (OR
ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75) AND THE
INCOME BENEFIT COMBINATION OPTION 2)

                                                              10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                    -------------------------------------------


(WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (OLDEST CONTRACT OWNER (OR
ANNUITANT IF THE CONTRACT OWNER IS A NON-NATURAL PERSON) IS AGE 66-75) AND THE
INCOME AND DEATH BENEFIT COMBINATION OPTION 2)

                                                              10 Years or
Variable Sub-Account       One Year         Five Years        Since Inception
                                -------------------------------------------


Page __: Replace the two paragraphs under the heading "Experts" with the following:

The consolidated financial statements of Northbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Page __: Replace the first sentence under the heading "Financial Statements" with the following:

The financial statements of the Variable Account as of December 31, 2000 and for the periods in the two years then ended, the financial statements and related financial statement schedule of Northbrook as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the accompanying Independent Auditors' Reports appear in the pages that follow.

[To be filed by amendment.]

PART C

Part C is hereby amended to include the following exhibits:


Item 24(b). EXHIBITS

         (4)(f)   Enhanced Earnings Death Benefit Plus Rider

         (9)(d)   Opinion and Consent of General Counsel

         (10)(a)  Consent of Independent Auditors *
         (10)(b)  Consent of Outside Counsel *

         (13)(d)  Performance Data Calculations *


* To be included in subsequent amendment.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northbrook, State of Illinois, on the 16th day of March, 2001.

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                  (REGISTRANT)

                      BY: NORTHBROOK LIFE INSURANCE COMPANY
                                   (DEPOSITOR)


                                            By: /s/MICHAEL J. VELOTTA
                                            --------------------------
                                            Michael J. Velotta
                                            Vice President, Secretary and
                                            General Counsel


As required by the Securities Act of 1933, this Registration Statement, as amended, has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on the 16th day of March, 2001.


*/THOMAS J. WILSON, II                     President, Chief Operating Officer
----------------------                      and Director
Thomas J. Wilson, II                       (Principal Executive Officer)

/s/ MICHAEL J. VELOTTA                      Director, Vice President, Secretary and
----------------------                      General Counsel
Michael J. Velotta

**/MARGARET G. DYER                         Director
----------------------
Margaret G. Dyer

**/ MARLA G. FRIEDMAN                       Director and Vice President
----------------------
Marla G. Friedman

**/JOHN C. LOUNDS                           Director
----------------------
John C. Lounds

**/J. KEVIN McCARTHY                        Director
----------------------
J. Kevin McCarthy

**/STEVEN C. VERNEY                         Director
----------------------
Steven C. Verney

**/SAMUEL H. PILCH                          Vice President and Controller
----------------------                      (Principal Accounting Officer)
Samuel H. Pilch

*/KEVIN R. SLAWIN                           Vice President
----------------------                      (Principal Accounting Officer)
Kevin R. Slawin

*/ By Michael J. Velotta, pursuant to Powers of Attorney, filed in Registrant's
Registration Statement (File no. 333-43086).

**/By Michael J. Velotta, pursuant to Powers of Attorney, to be filed by Subsequent Amendment.


                                  EXHIBIT LIST
--------------------------------------------------------------------------------

The following exhibits are filed herewith:
--------------------------------------------------------------------------------



EXHIBIT NO.                DESCRIPTION


         (4)(f)   Enhanced Earnings Death Benefit Plus Rider

         (9)(d)   Opinion and Consent of General Counsel

         (10)(a)  Consent of Independent Auditors *
         (10)(b)  Consent of Outside Counsel *

         (13)(d)  Performance Data Calculations *


* To be filed by subsequent amendment.